Leases	12 Months Ended
Jun. 30, 2012
Leases

Note 13 – Leases

The company leases certain facilities, equipment and vehicles under agreements that are classified as either operating or capital leases. The building leases have original terms that range from 10 to 15 years, while the equipment and vehicle leases have terms of generally less than seven years.

(in millions)	June 30, 2012	July 2, 2011
Gross book value of capital lease assets included in property	$4	$4
Net book value of capital lease assets included in property	2	1

Future minimum payments, by year and in the aggregate, under capital leases and noncancelable operating leases having an original term greater than one year at June 30, 2012 were as follows:

(in millions)		Capital Leases	Operating Leases
2013		$1	$ 23
2014		1	19
2015		–	13
2016		–	11
2017		–	10
Thereafter		–	82
Total minimum lease payments		2	$158
Amounts representing interest		–
Present value of net minimum payments		2
Current portion		1
Noncurrent portion		$1

(in millions)	2012	2011	2010
Depreciation of capital lease assets	$ 1	$ 1	$ 1
Rental expense under operating leases	23	28	33